Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 3,644,933
Ending balance	4,275,200	$ 139,121	$ 3,644,933
Net carrying amount:
Intangible assets	4,275,200		3,644,933
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,699,284		12,307,287
Additions	3,194,414		1,721,189
Write-off	(4,071,911)		(1,045,397)
Reclassifications	(10,721)		(758)
Exchange effect	250,149		(283,037)
Ending balance	12,061,215		12,699,284
Net carrying amount:
Intangible assets	12,061,215		12,699,284
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,054,351)		(7,429,374)
Amortization	2,689,600		2,853,439
Write-off	(4,071,911)		(1,045,397)
Exchange effect	113,975		(183,065)
Ending balance	(7,786,015)		(9,054,351)
Net carrying amount:
Intangible assets	(7,786,015)		(9,054,351)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	7,614		7,614
Net carrying amount:
Intangible assets	7,614		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Additions	0
Write-off	0
Reclassifications	0
Exchange effect	0
Ending balance	15,012		15,012
Net carrying amount:
Intangible assets	15,012		15,012
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)		(7,398)
Amortization	0
Write-off	0
Exchange effect	0
Ending balance	(7,398)		(7,398)
Net carrying amount:
Intangible assets	(7,398)		(7,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,931,213
Ending balance	2,980,390		1,931,213
Net carrying amount:
Intangible assets	2,980,390		1,931,213
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,845,037		4,264,558
Additions	2,713,534		1,333,882
Write-off	(1,857,289)		(587,102)
Reclassifications	(10,721)		(758)
Exchange effect	(20,774)		(165,543)
Ending balance	5,669,787		4,845,037
Net carrying amount:
Intangible assets	5,669,787		4,845,037
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,913,824)		(2,035,028)
Amortization	1,656,765		1,566,948
Write-off	(1,857,289)		(587,102)
Exchange effect	(23,903)		(101,050)
Ending balance	(2,689,397)		(2,913,824)
Net carrying amount:
Intangible assets	(2,689,397)		(2,913,824)
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,166,497
Ending balance	824,919		1,166,497
Net carrying amount:
Intangible assets	824,919		1,166,497
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,491,164		4,530,465
Additions	0		56,331
Write-off	(1,344,682)
Reclassifications	0
Exchange effect	275,950		(95,632)
Ending balance	3,422,432		4,491,164
Net carrying amount:
Intangible assets	3,422,432		4,491,164
Patent and technology license fee [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,324,667)		(2,852,037)
Amortization	475,870		538,874
Write-off	(1,344,682)
Exchange effect	141,658		(66,244)
Ending balance	(2,597,513)		(3,324,667)
Net carrying amount:
Intangible assets	(2,597,513)		(3,324,667)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	539,609
Ending balance	462,277		539,609
Net carrying amount:
Intangible assets	462,277		539,609
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,348,071		3,497,252
Additions	480,880		330,976
Write-off	(869,940)		(458,295)
Reclassifications	0
Exchange effect	(5,027)		(21,862)
Ending balance	2,953,984		3,348,071
Net carrying amount:
Intangible assets	2,953,984		3,348,071
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,808,462)		(2,534,911)
Amortization	556,965		747,617
Write-off	(869,940)		(458,295)
Exchange effect	(3,780)		(15,771)
Ending balance	(2,491,707)		(2,808,462)
Net carrying amount:
Intangible assets	$ (2,491,707)		$ (2,808,462)